Investment Strategy - Prospectus Summary - Dreyfus Treasury Obligations Cash Management	Jan. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, repurchase agreements collateralized solely by U.S. Treasury securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund typically invests exclusively in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities.

The fund invests in U.S. Treasury securities and seeks to enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation, the fund's sub-adviser, of the counterparty's credit quality and capacity to meet its financial obligations, among other factors.

Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, repurchase agreements collateralized solely by U.S. Treasury securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund typically invests exclusively in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities.

The fund invests in U.S. Treasury securities and seeks to enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation, the fund's sub-adviser, of the counterparty's credit quality and capacity to meet its financial obligations, among other factors.

Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, repurchase agreements collateralized solely by U.S. Treasury securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund typically invests exclusively in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities.

The fund invests in U.S. Treasury securities and seeks to enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation, the fund's sub-adviser, of the counterparty's credit quality and capacity to meet its financial obligations, among other factors.

Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, repurchase agreements collateralized solely by U.S. Treasury securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund typically invests exclusively in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities.

The fund invests in U.S. Treasury securities and seeks to enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation, the fund's sub-adviser, of the counterparty's credit quality and capacity to meet its financial obligations, among other factors.

Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, repurchase agreements collateralized solely by U.S. Treasury securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund typically invests exclusively in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities.

The fund invests in U.S. Treasury securities and seeks to enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation, the fund's sub-adviser, of the counterparty's credit quality and capacity to meet its financial obligations, among other factors.

Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, repurchase agreements collateralized solely by U.S. Treasury securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund typically invests exclusively in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities.

The fund invests in U.S. Treasury securities and seeks to enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation, the fund's sub-adviser, of the counterparty's credit quality and capacity to meet its financial obligations, among other factors.